RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

The Company had the following transactions with related parties for the nine months ending December 31, 2011 and 2010:

	2011	2010
	$	$
Expenses paid to related parties:
Wages	138,775	126,681
Rent	30,332	28,671
Consulting fees	632,984	259,604
Interest	23,327	-
Stock Base Compensation	34,000	-

The transactions between the Company and the parties were consummated at the price agreed upon between the parties.

The following balances were outstanding	Dec 31	March 31
	2011	2011

Due to (form) a director and shareholder, unsecured demand
note payable, bearing interest at 5%	$(24,421)	$117,250
Due to Lotus Holdings Ltd., a shareholder, demand notes
bearing interest at 5%, due October 30, 2012
- secured by shares in GROUP Business Software AG	500,000	600,000
- secured by OUTPUT Software	-	105,000
Accrued interest	-	7,906
	$475,579	$830,156

Note 27          RELATED PARTY TRANSACTIONS AND BALANCES

Related parties basically refer to the Board of Directors, Supervisory Board, stockholders and associated companies.

Business transactions between the companies and its subsidiaries which are also considered to be related companies were eliminated through the consolidation and are not reflected within these footnotes to the consolidated statements.

Remuneration of the management occupying key positions in the Corporation subject to disclosure include the remuneration of the Board of Directors and that of the Supervisory Board. With regard to their remuneration, please see Section VIII.

In addition, the following transactions took place in the fiscal year:

Company	Related	Transaction	Amount in	Comment
	Party		KUSD

GROUP Business Software AG	Joerg Ott	Rental Agreement as Landlord and Owner of Hospitalstraße 6, 99817 Eisenach	58	Rental Expenses 2011
			60	Rental Expenses 2010
			18	Remaining term
GROUP Business Softwar AG	Board of Directors	Remuneration	891	Expense in 2011
			971	Expense in 2010
GBS Enterprises Incorporated	Joerg Ott	Interest on demand note	2	Expense in 2011
GBS Enterprises Incorporated	Lotus Holdings Ltd.	Interest on demand note	8	Expense in 2011

The following related party balances existed as at March 31, 2011 (None in 2010)

KUSD
2011

Due to a director and shareholder, unsecured demand note payable, bearing interest at 5%	152
Due to to related company, bearing interest at 5% due October 31, 2011
- secured by 3,049,489 shares of GROUP AG	300
- secured by 2,000,000 shares of GROUP AG	200
- secured by 500,000 shares of GROUP AG	100
- secured by software	78
830